Key management personnel - Additional information (Details)					1 Months Ended		12 Months Ended
	Nov. 19, 2025 $ / shares shares	Jul. 03, 2025 CAD ($) Options	Mar. 28, 2024 $ / shares shares	Jul. 13, 2022 $ / shares shares	Nov. 30, 2025 $ / shares shares	Jul. 31, 2025 security	Dec. 31, 2025 CAD ($) Options $ / shares shares	Dec. 31, 2024 CAD ($) Options shares	Dec. 31, 2025 $ / shares	Dec. 31, 2023 Options
Key management personnel
Expense reimbursements, accrued bonuses, and accrued vacation | $							$ 332,430	$ 648,536
Salary compensation | $							$ 5,870,785	$ 6,595,803
Options outstanding | Options							9,275,900	11,777,700		10,545,500
Options exercisable | Options							8,233,796
Warrants owned							2,392,832	5,066,250
Exercise price of warrant | $ / shares			$ 3
Number of units issued	4,785,674		9,792,250	10,150,000			4,785,674
Number of shares for each unit	1		1	1
Number of warrants for each unit			0.5
Purchase price | (per share)	$ 2.1		$ 2.35	$ 1.5					$ 2.1
November '25 Warrants
Key management personnel
Exercise price of warrant | $ / shares									$ 2.65
Number of shares for each unit							1
Number of warrants for each unit							0.5
Retention Securities
Key management personnel
Equity instruments forfeited | security						98,333
Former Chief Medical Officer
Key management personnel
Salary compensation | $							$ 330,000
Accrued bonus | $							0
Accrued vacation | $							$ 24,095
Options forfeited | Options							100,000
Options outstanding | Options							985,000
Options exercisable | Options							985,000
Reversal of stock-based compensation expense | $							$ 15,308
Chief Medical Advisor
Key management personnel
Consulting service fees | $							320,067
Former Chairman Of Board Of Directors
Key management personnel
Options forfeited | Options		60,000
Options outstanding | Options		350,000
Stock-based compensation expense | $		$ 66,194
Former President and Chief Executive Officer
Key management personnel
Salary compensation | $							$ 651,461
Options forfeited | Options							1,083,500
Options outstanding | Options							3,310,567
Options exercisable | Options							3,310,567
Reversal of stock-based compensation expense | $							$ 419,956
Former President and Chief Executive Officer | Retention Securities
Key management personnel
Equity instruments forfeited | Options							98,333
Majority Shareholder | July 2022 private placement
Key management personnel
Number of shares owned							10,000,000
Warrants owned							5,000,000
Exercise price of warrant | $ / shares							$ 2.44
Majority Shareholder | March 2024 bought deal financing
Key management personnel
Number of shares owned							3,831,530
Warrants owned							1,439,574
Exercise price of warrant | $ / shares							$ 3
Majority Shareholder | November 2025 private placement
Key management personnel
Number of shares owned							857,143
Warrants owned							904,761
Exercise price of warrant | $ / shares							$ 2.65
Directors | November 2025 private placement
Key management personnel
Number of units issued					250,000		250,000
Number of shares for each unit					1
Purchase price | $ / shares					$ 2.1
Directors | November 2025 private placement | November '25 Warrants
Key management personnel
Number of warrants for each unit					0.5